Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Document type	8-K
Amendment flag	false
Document period end date	Dec. 31, 2015
Document fiscal year focus	2015
Document fiscal period focus	FY
Entity registrant name	TransUnion
Entity central index key	0001552033
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer